Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Capital Lease Obligations [Line Items]
2014	¥ 2,060
2015	1,458
2016	950
2017	562
2018	215
Thereafter	16
Total minimum lease payments	5,261
Less: Amount representing interest	(307)
Present value of net minimum lease payments	4,954
Less: Amounts representing estimated executory costs	(762)
Net minimum lease payments	4,192
Less: Current obligation	(1,611)
Long-term capital lease obligations	¥ 2,581